Significant Accounting Policies	9 Months Ended
Sep. 30, 2012
Significant Accounting Policies [Abstract]
Significant Accounting Policies

2. Significant Accounting Policies

The same accounting policies have been followed in these unaudited interim condensed consolidated financial statements as were applied in the preparation of the Company’s financial statements for the year ended December 31, 2011. See Note 2 of the Company’s consolidated financial statements for the year ended December 31, 2011 included in the Company’s Annual Report.

The Company has presented the gains or losses from the sale of bunkers to charterers under Voyage expenses in the statements of operations for the nine months ended September 30, 2012, whereas, in prior periods it was presented under Vessel operating expenses. In order to conform to the current year presentation, the Company has increased Voyage expenses and decreased Vessel operating expenses for the nine months period ended September 30, 2011, by $0.6 million, representing the gains or losses from the sale of bunkers to charterers and bunkers consumed during off-hire periods and while traveling to and from dry-docking. The reclassification had no impact on the Company’s results of operations for the period.

Recent Accounting Pronouncements: There are no recent accounting pronouncements the adoption of which would have a material effect on the Company’s unaudited condensed consolidated financial statements in the current period or expected to have an impact on future periods.